PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	$ 610,784
Depletion and amortization	(70,723)	$ (61,847)	$ (46,816)
Cost	386,860	342,893	290,877
Net book value at December 31, 2023	945,354	610,784
Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	312,312	318,651	242,858
Additions	79,312	28,921	45,261
Bluestone acquisition	46,990
Mineração Serra Grande acquisition	89,833
Depletion and amortization	(33,925)
Transfers	41,425		1,637
Disposals	(1,171)	(956)	(264)
Net book value at December 31, 2023	534,776	312,312	318,651
Cost	831,232	574,843	546,878
Accumulated Depreciation	(296,456)	(262,531)	(228,227)
Net book value at December 31, 2023	534,776	312,312	318,651
Depreciation		(34,304)	(24,895)
Borborema Inc acquisition (Note 5)			54,054
Land and buildings
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	51,948	53,861	43,667
Additions	9,379	7,216	5,027
Bluestone acquisition	20,337
Mineração Serra Grande acquisition	34,334
Depletion and amortization	(13,025)
Transfers	12,756		11,239
Disposals	(181)	(397)	(204)
Net book value at December 31, 2023	115,548	51,948	53,861
Cost	651,468	136,822	130,003
Accumulated Depreciation	(535,920)	(84,874)	(76,142)
Net book value at December 31, 2023	115,548	51,948	53,861
Depreciation		(8,732)	(5,868)
Borborema Inc acquisition (Note 5)
Furniture Fixtures [Member]
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	9,835	10,719	13,292
Additions	1,940	1,102	717
Bluestone acquisition	96
Mineração Serra Grande acquisition	37
Depletion and amortization	(3,378)
Transfers			(1,777)
Disposals	(247)	(190)	(80)
Net book value at December 31, 2023	8,283	9,835	10,719
Cost	576,669	26,609	25,697
Accumulated Depreciation	(568,386)	(16,774)	(14,978)
Net book value at December 31, 2023	8,283	9,835	10,719
Depreciation		(1,796)	(1,433)
Borborema Inc acquisition (Note 5)
Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	63,692	62,138	20,267
Additions	4,236	11,873	4,465
Bluestone acquisition	1,980
Mineração Serra Grande acquisition	10,410
Depletion and amortization	(24,314)
Transfers	182,332		43,707
Disposals	(60)	(3,335)
Net book value at December 31, 2023	238,276	63,692	62,138
Cost	773,741	192,955	184,417
Accumulated Depreciation	(535,465)	(129,263)	(122,279)
Net book value at December 31, 2023	238,276	63,692	62,138
Depreciation		(6,984)	(6,301)
Borborema Inc acquisition (Note 5)
Right-of-use assets
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	29,609	37,814	44,437
Additions	6,926	2,711	3,584
Bluestone acquisition
Mineração Serra Grande acquisition	3,186
Depletion and amortization	(12,229)
Transfers
Disposals	(11)		(176)
Net book value at December 31, 2023	27,481	29,609	37,814
Cost	584,944	54,952	52,241
Accumulated Depreciation	(557,463)	(25,343)	(14,427)
Net book value at December 31, 2023	27,481	29,609	37,814
Depreciation		(10,916)	(10,031)
Borborema Inc acquisition (Note 5)
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	143,388	5,550	14,011
Additions	103,251	137,848	46,345
Bluestone acquisition	5,818
Mineração Serra Grande acquisition	5,046
Depletion and amortization
Transfers	(236,513)		(54,806)
Disposals		(10)
Net book value at December 31, 2023	20,990	143,388	5,550
Cost	452,445	143,388	5,550
Accumulated Depreciation	(431,455)
Net book value at December 31, 2023	20,990	143,388	5,550
Depreciation
Borborema Inc acquisition (Note 5)
Total [Member]
IfrsStatementLineItems [Line Items]
Net book value at December 31, 2022	610,784	488,733	378,532
Additions	205,044	189,671	105,399
Bluestone acquisition	75,221
Mineração Serra Grande acquisition	142,846
Depletion and amortization	(86,871)
Transfers
Disposals	(1,670)	(4,888)	(724)
Net book value at December 31, 2023	945,354	610,784	488,733
Cost	3,870,499	1,129,569	944,786
Accumulated Depreciation	(2,925,145)	(518,785)	(456,053)
Net book value at December 31, 2023	$ 945,354	610,784	488,733
Depreciation		$ (62,732)	(48,528)
Borborema Inc acquisition (Note 5)			$ 54,054